11. INCOME TAXES (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Current
Federal			$ 484,889	$ 0
Federal AMT			0	25,000
State			163,517	0
Total Expense	363,000	25,000	648,000	25,000	57,000	0
Deferred
Federal			0	0
State			0	0
Total Deferred Taxes			0	0
Net Expense for Income Taxes			$ 648,000	$ 25,000